Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 30,847	$ 27,037
Capitalized inventory costs and adjustments		5,387	4,366
Allowance for doubtful accounts		4,096	3,326
Self-insurance reserves		1,701	1,975
Capitalized research and development costs		6,712	0
Other		7,678	8,711
Net operating loss carryforwards		4,584	3,899
Total deferred tax assets, gross		61,005	49,314
Valuation allowance		(10,468)	(8,171)
Total deferred tax assets		50,537	41,143
Deductible goodwill		(104,026)	(88,316)
Depreciation		(24,973)	(23,806)
Unremitted earnings of domestic affiliates		(5,008)	(6,618)
Other		(4,390)	(3,761)
Total deferred tax liabilities		(138,397)	(122,501)
Net deferred tax liabilities	[1]	$ (87,860)	$ (81,358)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.